Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	As at September 30, 2024	As at September 30, 2023
	$	$
Long-term prepaid services	24,061	28,674
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	19,675	19,458
Retirement benefits assets (Note 17)	22,446	836
Deposits	13,503	15,634
Deferred financing fees	2,425	2,531
Other	28,330	17,643
	110,440	84,776